Additional Information Required by the Argentine Central Bank - Schedule of Shareholders' Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Share Capital	$ 1,474,692	$ 1,474,692
Additional paid in Capital	716,519,943	$ 716,519,943
Argentine Central Bank
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	716,519,943
Legal reserve	24,189,511
Distributable reserves	919,958,408
Non distributable reserves	2,205,317
Profit for the year	336,243,903
Total Shareholder’s equity under the rules of the Argentine Central Bank	$ 2,017,872,961